Non-Current Assets - Right-of-Use Assets	12 Months Ended
Dec. 31, 2025
Non-Current Assets - Right-of-Use Assets [Abstract]
Non-current assets - right-of-use assets

Note 15. Non-current assets - right-of-use assets

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Land and buildings - right-of-use	435,497	188,570
Motor vehicles - right-of-use	-	44,298

	435,497	232,868

Additions to the right-of-use assets during the financial year were $418,824 (2024: nil).

The Company leases land and buildings for its offices in Israel under agreements for 5 years, starting February 1, 2019, and in some cases, options to extend for three additional consecutive periods, each for 24 months. On renewal, the terms of the leases are renegotiated. On November 1, 2023, the Company renewed the terms of the extended lease for a period of additional 24 months (first extension). In/ during 2025 the Company selected to renew the terms of extended lease for period of additional 24 months (second extension) effective starting February 2026

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Land and		Motor
	Buildings		Vehicle		Total
Consolidated	$		$		$

Balance at January 1, 2024	379,523		80,777		460,300
Depreciation expense	(185,203	)*	(35,529	)*	(220,732	)*
Translation adjustments	(5,750	)*	(950	)*	(6,700	)*

Balance at December 31, 2024	188,570		44,298		232,868
Additions	418,824		-		418,824
Disposals (return of leased cars)	-		(12,346)		(12,346)
Depreciation expense	(184,849)		(34,441)		(219,290)
Translation adjustments	12,952		2,489		15,441

Balance at December 31, 2025	435,497		-		435,497

*	Reclassed

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the company expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Company has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.